Earnings per Share	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Note 22 - Earnings per Share
Note 22 - Earnings per Share

Basic earnings per share

Calculation of the basic earnings per share for the year ended December 31, 2023, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	647	2,159	783

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2023	2022	2021
Shares thousands	Shares thousands	Shares thousands

Balance as of January 1	1,289,179	1,285,585	1,280,242
Shares issued during the year	-	-	223
Shares vested	182	1,719	2,342
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,289,361	1,287,304	1,282,807

Diluted earnings per share

Calculation of the diluted earnings per share for the year ended December 31, 2023, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding after adjustment for the number of potential diluted ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2023	2022	2021
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,289,361	1,287,304	1,282,807
Effect of stock options and restricted shares	1,307	2,643	4,244
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,290,668	1,289,947	1,287,051

  * As of December 31, 2023, the outstanding options in the amount of 3.4 million (representing 1.3 million shares), were included in the diluted weighted average number of ordinary shares calculation. As of December 31, 2022, the outstanding options in the amount of 7 million (representing 2.6 million shares), were included in the diluted weighted average number of ordinary shares calculation. As of December 31, 2021, all 12 million outstanding options were included.

The average market value of the Company’s shares, for purposes of calculating the dilutive effect of the stock options, is based on the quoted market prices for the period in which the options were outstanding.